Financial risk management	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Risk Management Explanatory [Abstract]
Disclosure of financial risk management [text block]
Note 5	Financial risk management

5.1	Financial risk management policy

The Company’s financial risk management policy is focused on safeguarding the stability and sustainability of the Company and its subsidiaries with regard to all such relevant financial uncertainty components.

The Company’s operations are subject to certain financial risk factors that may affect its financial position or results. The most significant risk exposures are market risk, liquidity risk, currency risk, doubtful accounts risk, and interest rate risk, among others.

There could also be additional risks, which are either unknown or known but not currently deemed to be significant, which could also affect the Company’s business operations, its business, financial position, or profit or loss.

The financial risk management structure includes identifying, determining, analyzing, quantifying, measuring and controlling these events. Management and, in particular, Finance Management, is responsible for constantly assessing the financial risk. The Company uses derivatives to hedge a significant portion of those risks.

5.2	Risk Factors

5.2.1	Credit risk

A global economic downturn - and its potentially negative effects on the financial situation of our customers - could extend the payment terms of the Company's receivables by increasing its exposure to credit risk. Although measures are taken to minimize the risk, this global economic situation could mean losses with adverse material effects on the business, financial position or profit and loss of the Company's operations.

To mitigate these risks, the Company maintains active control of collection and uses measures such as the use of credit insurance, letters of credit and prepayments for a portion of receivables.

Financial investments correspond to time deposits whose maturity date is greater than 90 days and less than 360 days from the date of investment, so they are not exposed to excessive market risks.

The credit quality of financial assets that are not past due or impaired can be evaluated by reference to external credit ratings (if available) or historical information on counterparty late payment rates:

Financial institution	Financial assets	Rating Institution			12/31/2018
		Moody´s	S&P	Fitch	ThUS$
Banco de Chile	Time deposits	P-1	A-1	-	7,305
Banco de Crédito e Inversiones	Time deposits	P-1	A-1		27,428
Banco Itau Corpbanca	Time deposits	P-2	A-2		61,946
Banco Santander	Time deposits	-	-		432
Banco Estado	Time deposits	-	-		3,602
BBVA Banco Francés	Time deposits	-	-	-	84
Nedbank	Time deposits	P-3	B	-	647
JP Morgan US dollar Liquidity Fund Institutional	Investment fund deposits	-	-	-	133,809
Legg Mason - Western Asset Institutional Cash Reserves	Investment fund deposits	-	-	-	132,108
Total					367,361

Financial institution	Financial assets	Rating Institution			12/31/2018
		Moody´s	S&P	Fitch	ThUS$
Banco Sud Americano	90 days to 1 year	-	-	-	24,898
Banco de Crédito e Inversiones	90 days to 1 year	P-1	A-1	-	145,834
Banco Santander	90 days to 1 year	P-1	A-1	-	23,124
Banco Itaú-Corpbanca	90 days to 1 year	P-2	A-2	-	70,719
Banco Security	90 days to 1 year	-	-	-	27,215
Total					291,790

The following table presents comparative information as of December 2017:

Financial institution	Financial assets	Rating Institution			12/31/2017
		Moody´s	S&P	Fitch	ThUS$
Banco BBVA Chile	Time deposits	P-2	A-2	-	41,860
Banco de Crédito e Inversiones	Time deposits	P-1	A-1	F1	120,616
Banco Santander - Santiago	Time deposits	P-1	A-1	F1	35,558
BBVA Banco Francés	Time deposits	-	-	-	163
Itau-Corpbanca	Time deposits	P-2	A-2	-	75,072
JP Morgan US dollar Liquidity Fund Institutional	Investment fund deposits	-	-	-	143,333
Legg Mason - Western Asset Institutional Cash Reserves			-	-
Reserves	Investment fund deposits	-	-	-	144.464
Scotiabank Sud Americano	Time deposit		-	-	12,520
Nedank	Time deposit	P-3	B	-	3,686
ABN Amro Bank	Time deposit	-	-	-	1,439
Total					578,711

Financial institution	Financial assets	Rating Institution			12/31/2017
		Moody´s	S&P	Fitch	ThUS$
Banco BBVA Chile	90 days to 1 year	-	-	-	1,207
Banco de Crédito e Inversiones	90 days to 1 year	P-1	A-1	F1	71,748
Banco de Chile	90 days to 1 year				4,834
Banco Itaú-Corpbanca	90 days to 1 year	P-1	A-2	-	77,526
Banco Santander - Santiago	90 days to 1 year	P-1	A-1	F1	163,269
Morgan Stanley	90 days to 1 year	P-2	A-2	F1	4,191
Banco Security	90 days to 1 year	-	-	-	28,592
Scotiabank Sud Americano	90 days to 1 year	-	-	AA	13,765
Total					365,132

5.2.2	Currency risk

The functional currency of the Company is the US Dollar, due to its influence on the determination of price levels, its relation to the cost of sales and considering that a significant part of the Company’s business is conducted in this currency.  However, the global nature of the Company's business generates an exposure to exchange rate variations of several currencies with the US Dollar. Therefore, the Company maintains hedge contracts to mitigate the exposure generated by its main mismatches (net between assets and liabilities) in currencies other than the US dollar against the exchange rate variation, updating these contracts periodically depending on the amount of mismatching to be covered in these currencies. Occasionally, subject to the approval of the Company’s Board of Directors (the “Board”), the Company ensures short-term cash flows from certain specific line items in currencies other than the US Dollar.

A significant portion of the Company’s costs, especially salary payments, is associated with the Chilean peso (the “Peso”). Therefore, an increase or decrease in its exchange rate with the US Dollar would affect the Company's profit and loss. By the fourth quarter, approximately US$400 million accumulated in expenses are associated with the Peso. A significant part of the effect of these liabilities on the Statement of Financial Position is covered by derivative instrument operations that cover the balance sheet mismatch.

As of December 31, 2018, the Company held derivative instruments classified as hedges of foreign exchange risks associated with all of the bond liabilities denominated in UF, for a fair value of US$3.9 million against the Company. and as of December 31, 2017, it totaled US$5 million against the Company.

As of December 31, 2018, the exchange rate value for equivalent Pesos to US Dollars was Ch$694.77 per US Dollar, and as of December 31, 2017, it was Ch$614.75 per US Dollar.

5.2.3	Interest rate risk

Interest rate fluctuations, primarily due to the uncertain future behavior of markets, may have a material impact on the financial results of the Company.

The Company maintains current and non-current financial debt valued at the LIBOR rate plus spread.

As of December 31, 2018, the Company has around 5% of its financial liabilities linked to variations in the LIBOR rate and therefore any significant increases in that rate would impact its financial position. A change of 100 base points over that rate could generate variations in finance costs of around US$0.06 million.

Additionally, as of December 31, 2018, the Company does not maintain maturities of less than 12 months on all capital of the financial debt, thereby reducing exposure to variations in interest rates.

5.2.4	Liquidity risk

Liquidity risk relates to the funds needed to comply with payment obligations. The Company’s objective is to maintain financial flexibility through a comfortable balance between fund requirements and cash flows from regular business operations, bank borrowings, bonds, short term investments, and marketable securities, among others.

The Company has an important capital expense program which is subject to change over time.

On the other hand, world financial markets go through periods of contraction and expansion that are unforeseeable in the long-term and may affect SQM’s access to financial resources. Such factors may have a material adverse impact on the Company’s business, financial position and results of operations.

SQM constantly monitors the matching of its obligations with its investments, taking due care of maturities of both, from a conservative perspective, as part of this financial risk management strategy. As of December 31, 2018, the Company had unused, available revolving credit facilities with banks, for a total of approximately US$481 million.

The position in other cash and cash equivalents generated by the Company are invested in highly liquid mutual funds with an AAA risk rating.

	Nature of undiscounted cash flows
As of December 31, 2018	Carrying amount	Less than 1 year	1 to 5 years	Over 5 years	Total
(in millions of US$)
Other non-derivative financial liabilities
Bank borrowings	70.25	4.10	79.66	-	83.76
Unsecured obligations	1,273.07	61.37	823.76	713.60	1,598.73
Subtotal	1,343.32	65.47	903.42	713.60	1,682.49
Other derivative financial liabilities
Hedging liabilities	(14.34)	5.52	15.64	29.27	50.43
Derivative financial instruments	0.16	0.16	-	-	0.16
Subtotal	(14.18)	5.68	15.64	29.27	50.59
Trade accounts payable and other accounts payable	163.75	163.17	0.58	-	-
Total	1,492.89	234.32	919.64	742.87	1,733.08

	Nature of undiscounted cash flows
As of December 31, 2017	Carrying amount	Less than 1 year	1 to 5 years	Over 5 years	Total
(in millions of US$)
Other non-derivative financial liabilities
Bank borrowings	163.57	164.78	-	-	164.78
Unsecured obligations	1,054.89	47.45	522.52	751.67	1,321.64
Subtotal	1,218.46	212.23	522.52	751.67	1,486.42
Other derivative financial liabilities
Hedging liabilities	28,38	37.01	(9.51)	(18.36)	9.14
Derivative financial instruments	0,80	0.80	-	-	0.80
Subtotal	29,18	37.81	(9.51)	(18.36)	9.94
Trade accounts payable and other accounts payable	196,28	196.18	0.10	-	-
Total	1,247.64	446.22	513.11	733.31	1,496.36

5.3

Risk measurement

The Company has methods to measure the effectiveness and efficiency of financial risk hedging strategies, both prospectively and retrospectively. These methods are consistent with the risk management profile of the Group.